UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2010

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 32.1%
Industrial - 17.7%
Basic - 2.8%
Alcoa, Inc.
6.75%, 7/15/18	U.S.$	1,030	$1,039,480
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		1,660	1,685,333
ArcelorMittal
6.125%, 6/01/18		2,720	2,844,796
ArcelorMittal USA, Inc.
6.50%, 4/15/14		1,110	1,188,000
BHP Billiton Finance USA Ltd.
5.40%, 3/29/17		200	225,363
7.25%, 3/01/16		2,130	2,536,183
Dow Chemical Co. (The)
7.375%, 11/01/29		175	193,743
7.60%, 5/15/14		1,422	1,642,215
8.55%, 5/15/19		1,404	1,718,655
Eastman Chemical Co.
5.50%, 11/15/19		568	611,408
EI du Pont de Nemours & Co.
5.875%, 1/15/14		712	811,090
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15		1,200	1,302,000
8.375%, 4/01/17		1,320	1,452,000
International Paper Co.
5.30%, 4/01/15		1,250	1,336,644
7.50%, 8/15/21		1,082	1,266,908
7.95%, 6/15/18		1,530	1,821,604
Packaging Corp. of America
5.75%, 8/01/13		895	964,840
PPG Industries, Inc.
5.75%, 3/15/13		2,040	2,231,805
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18		2,600	2,963,324
Union Carbide Corp.
7.75%, 10/01/96		745	640,700
Vale Inco Ltd.
7.75%, 5/15/12		2,545	2,769,741

			31,245,832

Capital Goods -1.0%
Boeing Co. (The)
6.00%, 3/15/19		2,335	2,749,920
CRH America, Inc.
6.95%, 3/15/12		15	16,245
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		236	251,757
Lafarge SA
6.15%, 7/15/11		1,496	1,533,146
Owens Corning
6.50%, 12/01/16		1,812	1,927,948
Republic Services, Inc.
5.25%, 11/15/21 (a)		983	1,034,263
5.50%, 9/15/19 (a)		1,413	1,529,038
Tyco International Finance SA
8.50%, 1/15/19		980	1,266,851

	Principal Amount (000)		U.S. $ Value
United Technologies Corp.
8.75%, 3/01/21	U.S.$	175	$245,517
Vulcan Materials Co.
6.30%, 6/15/13		200	222,529

			10,777,214

Communications - Media - 2.1%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		1,245	1,388,169
CBS Corp.
5.625%, 8/15/12		373	395,191
5.75%, 4/15/20		265	284,431
6.625%, 5/15/11		48	50,029
8.875%, 5/15/19		1,255	1,578,938
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,150	1,586,378
Comcast Corp.
5.30%, 1/15/14		1,175	1,289,716
5.50%, 3/15/11		150	154,500
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14		975	1,032,595
6.375%, 6/15/15		735	760,725
News America Holdings, Inc.
9.25%, 2/01/13		1,380	1,624,951
News America, Inc.
6.55%, 3/15/33		770	825,646
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		1,015	1,292,169
RR Donnelley & Sons Co.
4.95%, 4/01/14		580	591,057
5.50%, 5/15/15		15	15,312
11.25%, 2/01/19		1,395	1,777,321
TCI Communications, Inc.
7.875%, 2/15/26		15	18,036
Time Warner Cable, Inc.
7.50%, 4/01/14		1,150	1,336,180
Time Warner Entertainment Co. LP
8.375%, 3/15/23		2,495	3,198,864
WPP Finance UK
5.875%, 6/15/14		855	927,663
8.00%, 9/15/14		2,230	2,614,584

			22,742,455

Communications - Telecommunications - 2.1%
America Movil SAB de CV
5.00%, 3/30/20 (a)		2,379	2,457,918
AT&T Corp.
8.00%, 11/15/31		370	476,269
BellSouth Telecommunications, Inc.
7.00%, 10/01/25		150	170,752
British Telecommunications PLC
5.15%, 1/15/13		2,155	2,259,985
9.375%, 12/15/10		280	289,583
Embarq Corp.
7.082%, 6/01/16		2,780	2,963,644
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		5	6,864

	Principal Amount (000)		U.S. $ Value
Qwest Corp.
7.50%, 10/01/14	U.S.$	1,045	$1,111,619
7.875%, 9/01/11		1,460	1,518,400
Telecom Italia Capital SA
6.175%, 6/18/14		2,165	2,263,371
6.375%, 11/15/33		315	282,075
7.175%, 6/18/19		995	1,071,230
United States Cellular Corp.
6.70%, 12/15/33		2,955	3,038,443
Verizon Communications, Inc.
4.90%, 9/15/15		1,010	1,109,479
5.55%, 2/15/16		150	168,001
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12		1,361	1,442,837
Vodafone Group PLC
5.35%, 2/27/12		200	210,859
5.50%, 6/15/11		1,875	1,947,171

			22,788,500

Consumer Cyclical - Automotive - 0.8%
Daimler Finance North America LLC
5.75%, 9/08/11		705	734,146
7.30%, 1/15/12		786	847,238
7.75%, 1/18/11		292	301,681
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		1,973	2,035,574
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)		2,094	2,160,635
Volvo Treasury AB
5.95%, 4/01/15 (a)		2,092	2,186,805

			8,266,079

Consumer Cyclical - Entertainment - 0.9%
Time Warner, Inc.
6.875%, 5/01/12		1,810	1,971,894
7.625%, 4/15/31		15	18,044
Turner Broadcasting System, Inc.
8.375%, 7/01/13		2,314	2,704,423
Viacom, Inc.
5.625%, 9/15/19		2,370	2,596,205
Walt Disney Co. (The)
5.50%, 3/15/19		1,930	2,224,373

			9,514,939

Consumer Cyclical - Other - 0.3%
Marriott International, Inc. Series J
5.625%, 2/15/13		2,601	2,771,074
MDC Holdings, Inc.
5.50%, 5/15/13		25	25,911
Toll Brothers Finance Corp.
5.15%, 5/15/15		300	294,056
6.875%, 11/15/12		66	69,969

			3,161,010

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	U.S.$	1,165	$1,355,687
Kohl’s Corp.
6.25%, 12/15/17		100	116,478

			1,472,165

Consumer Non-Cyclical - 4.0%
Ahold Finance USA LLC
6.875%, 5/01/29		2,480	2,841,529
Altria Group, Inc.
9.70%, 11/10/18		1,415	1,791,928
Avon Products, Inc.
6.50%, 3/01/19		2,310	2,747,355
Baxter FinCo BV
4.75%, 10/15/10		2,428	2,456,597
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,149	1,203,211
5.875%, 5/15/13		1,815	1,948,208
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		2,420	2,634,095
Campbell Soup Co.
6.75%, 2/15/11		1,960	2,033,821
Coca-Cola Co. (The)
5.35%, 11/15/17		2,220	2,538,783
ConAgra Foods, Inc.
7.875%, 9/15/10		34	34,433
Delhaize Group SA
5.875%, 2/01/14		625	697,528
Diageo Capital PLC
7.375%, 1/15/14		2,095	2,458,292
Fisher Scientific International, Inc.
6.125%, 7/01/15		377	388,310
Fortune Brands, Inc.
3.00%, 6/01/12		1,450	1,467,468
4.875%, 12/01/13		1,262	1,337,566
5.125%, 1/15/11		5	5,096
Johnson & Johnson
5.55%, 8/15/17		2,135	2,493,089
6.95%, 9/01/29		150	193,195
Kraft Foods, Inc.
5.25%, 10/01/13		835	914,300
6.25%, 6/01/12		5,365	5,847,748
Kroger Co. (The)
6.80%, 12/15/18		928	1,093,636
PepsiCo, Inc.
5.00%, 6/01/18		200	221,562
Procter & Gamble Co. (The)
4.70%, 2/15/19		2,343	2,567,436
Reynolds American, Inc.
7.25%, 6/01/13		2,420	2,662,271
7.625%, 6/01/16		405	459,322
Safeway, Inc.
6.50%, 3/01/11		395	407,770
Whirlpool Corp.
8.60%, 5/01/14		285	336,017

			43,780,566

	Principal Amount (000)		U.S. $ Value
Energy - 2.0%
Anadarko Petroleum Corp.
5.95%, 9/15/16	U.S.$	2,479	$2,133,668
6.45%, 9/15/36		747	594,223
Apache Corp.
5.25%, 4/15/13		1,207	1,318,345
5.625%, 1/15/17		200	225,296
Baker Hughes, Inc.
6.50%, 11/15/13		1,165	1,330,879
BP Capital Markets PLC
4.75%, 3/10/19		403	334,761
Canadian Natural Resources Ltd.
5.15%, 2/01/13		840	905,542
ConocoPhillips Holding Co.
6.95%, 4/15/29		5	6,136
Hess Corp.
7.875%, 10/01/29		826	1,016,402
8.125%, 2/15/19		190	236,846
Marathon Oil Corp.
7.50%, 2/15/19		793	950,897
Nabors Industries, Inc.
9.25%, 1/15/19		2,405	2,956,818
Noble Energy, Inc.
8.25%, 3/01/19		2,319	2,806,581
Valero Energy Corp.
6.125%, 2/01/20		1,121	1,151,935
6.875%, 4/15/12		1,470	1,582,639
Weatherford International Ltd.
5.15%, 3/15/13		1,035	1,084,272
6.00%, 3/15/18		405	416,697
9.625%, 3/01/19		1,165	1,402,882
Williams Cos., Inc. (The)
7.875%, 9/01/21		841	963,863

			21,418,682

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)		2,687	2,606,390

Technology - 0.9%
Computer Sciences Corp.
5.50%, 3/15/13		1,500	1,612,497
Dell, Inc.
5.625%, 4/15/14		1,460	1,637,070
HP Enterprise Services LLC
7.45%, 10/15/29		5	6,496
Series B
6.00%, 8/01/13		1,389	1,566,163
Motorola, Inc.
6.50%, 9/01/25		1,350	1,344,194
7.50%, 5/15/25		250	275,732
7.625%, 11/15/10		133	136,421
Tyco Electronics Group SA
6.00%, 10/01/12		100	107,990
Xerox Corp.
7.625%, 6/15/13		520	529,111
8.25%, 5/15/14		1,930	2,262,242

			9,477,916

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	U.S.$	1,335	$1,405,197
5.75%, 12/15/16		890	940,696

			2,345,893

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18		445	506,394

Transportation - Services - 0.3%
Con-way, Inc.
6.70%, 5/01/34		1,874	1,871,549
Ryder System, Inc.
5.85%, 11/01/16		745	821,999
7.20%, 9/01/15		727	843,182

			3,536,730

			193,640,765

Financial Institutions - 10.8%
Banking - 5.5%
American Express Co.
7.25%, 5/20/14		1,135	1,290,075
8.125%, 5/20/19		2,400	2,979,826
Anz National International Ltd.
6.20%, 7/19/13 (a)		1,175	1,293,910
Bank of America Corp.
4.50%, 8/01/10		150	150,309
4.875%, 1/15/13		3,260	3,406,850
5.375%, 9/11/12		15	15,667
7.625%, 6/01/19		1,465	1,678,169
Series L
5.65%, 5/01/18		10	10,248
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY
7.40%, 6/15/11		280	293,100
Barclays Bank PLC
8.55%, 6/15/11 (a)		1,420	1,370,300
Bear Stearns Cos.LLC (The)
5.30%, 10/30/15		5	5,404
5.55%, 1/22/17		2,670	2,797,111
5.70%, 11/15/14		3,045	3,372,669
Citigroup, Inc.
5.00%, 9/15/14		3,861	3,861,772
5.30%, 1/07/16		20	20,235
5.50%, 4/11/13		1,205	1,252,601
6.50%, 8/19/13		15	15,978
8.50%, 5/22/19		2,690	3,206,814
Compass Bank
5.50%, 4/01/20		3,259	3,007,314
Countrywide Financial Corp.
5.80%, 6/07/12		420	441,648
6.25%, 5/15/16		1,140	1,188,442
Countrywide Home Loans, Inc. Series L
4.00%, 3/22/11		1,224	1,246,326

	Principal Amount (000)		U.S. $ Value
Credit Suisse USA, Inc.
5.50%, 8/15/13	U.S.$	876	$960,135
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19		1,925	2,151,725
JP Morgan Chase Capital XVIII Series R
6.95%, 8/17/36		200	199,892
JPMorgan Chase & Co.
0.494%, 11/01/12 (b)		100	98,852
6.75%, 2/01/11		210	216,829
JPMorgan Chase Capital XXV Series Y
6.80%, 10/01/37		4	3,953
M&I Marshall & Ilsley Bank
5.00%, 1/17/17		2,325	2,132,181
Manufacturers & Traders Trust Co.
8.00%, 10/01/10		300	304,328
Merrill Lynch & Co., Inc.
6.05%, 5/16/16		879	908,308
Morgan Stanley
5.30%, 3/01/13		10	10,399
6.625%, 4/01/18		1,960	2,054,343
National Australia Bank Ltd.
3.75%, 3/02/15 (a)		1,930	1,975,936
National Capital Trust II
5.486%, 3/23/15 (a)		705	613,403
National City Bank/Cleveland OH
6.25%, 3/15/11		2,680	2,766,564
Nationwide Building Society
6.25%, 2/25/20 (a)		2,705	2,854,338
PNC Funding Corp.
5.125%, 2/08/20		20	20,796
Royal Bank of Scotland Group PLC
5.00%, 10/01/14		85	79,753
SouthTrust Corp.
5.80%, 6/15/14		15	16,119
UFJ Finance Aruba AEC
6.75%, 7/15/13		520	582,384
Union Bank NA
5.95%, 5/11/16		2,790	2,992,029
Wachovia Bank NA
5.60%, 3/15/16		150	159,904
Wachovia Capital Trust III
5.80%, 3/15/11		65	51,675
Wachovia Corp.
5.35%, 3/15/11		50	51,233
5.50%, 5/01/13		2,645	2,870,722
Washington Mutual Finance Corp.
6.875%, 5/15/11		15	15,549
Wells Fargo & Co.
5.625%, 12/11/17		2,555	2,793,106

			59,789,224

Finance - 1.1%
General Electric Capital Corp.
4.80%, 5/01/13		5,440	5,799,470
5.375%, 10/20/16		200	215,356
5.625%, 5/01/18		15	15,941

	Principal Amount (000)		U.S. $ Value
Series A
4.375%, 11/21/11	U.S.$	19	$19,762
5.00%, 6/27/18		125	126,005
5.00%, 6/30/18 (c)		100	100,581
5.50%, 12/18/18 (c)		200	200,506
6.90%, 9/15/15		200	229,415
Series G
5.72%, 8/22/11		250	254,323
HSBC Finance Corp.
5.50%, 1/19/16		100	107,052
7.00%, 5/15/12		1,430	1,539,769
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14		3,895	3,592,704

			12,200,884

Insurance - 3.6%
Aegon NV
4.75%, 6/01/13		406	425,944
Aetna, Inc.
6.00%, 6/15/16		840	957,820
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		755	831,495
Allstate Corp. (The)
5.00%, 8/15/14		150	163,638
6.125%, 5/15/37		2,510	2,211,937
Allstate Life Global Funding Trusts
5.375%, 4/30/13		5	5,482
Assurant, Inc.
5.625%, 2/15/14		715	755,510
CIGNA Corp.
5.125%, 6/15/20		928	965,880
Coventry Health Care, Inc.
5.95%, 3/15/17		540	515,799
6.125%, 1/15/15		210	214,433
6.30%, 8/15/14		1,670	1,762,934
Genworth Financial, Inc.
6.515%, 5/22/18		2,585	2,488,520
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		1,255	1,388,414
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		545	535,072
5.50%, 3/30/20		2,562	2,486,654
6.10%, 10/01/41		15	13,007
Humana, Inc.
6.30%, 8/01/18		1,185	1,265,938
6.45%, 6/01/16		250	271,594
7.20%, 6/15/18		510	569,303
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)		895	930,612
Lincoln National Corp.
8.75%, 7/01/19		684	838,302
Markel Corp.
7.125%, 9/30/19		1,336	1,465,723
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		1,325	1,763,032
MetLife, Inc.
5.00%, 11/24/13-11/24/13		880	950,750

	Principal Amount (000)		U.S. $ Value
5.375%, 12/15/12	U.S.$	10	$10,723
7.717%, 2/15/19		482	573,686
10.75%, 8/01/39		835	992,423
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,195	2,572,889
Principal Financial Group, Inc.
7.875%, 5/15/14		1,915	2,214,516
Prudential Financial, Inc.
5.15%, 1/15/13		1,720	1,820,329
6.20%, 1/15/15		275	302,646
8.875%, 6/15/38		1,020	1,076,100
Series D
7.375%, 6/15/19		205	237,381
UnitedHealth Group, Inc.
5.25%, 3/15/11		25	25,652
6.00%, 2/15/18		3,325	3,707,435
WellPoint, Inc.
5.875%, 6/15/17		230	256,234
7.00%, 2/15/19		540	640,525
XL Capital Ltd.
5.25%, 9/15/14		1,570	1,606,465
6.25%, 5/15/27		30	28,443

			39,843,240

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15		2,648	2,632,652

REITS – 0.4%
ERP Operating LP
5.25%, 9/15/14		15	16,049
HCP, Inc.
5.95%, 9/15/11		30	31,099
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		1,563	1,624,467
8.125%, 5/01/11		15	15,675
Nationwide Health Properties, Inc.
6.50%, 7/15/11		85	88,540
Simon Property Group LP
5.625%, 8/15/14		2,200	2,382,620

			4,158,450

			118,624,450

Utility - 2.5%
Electric - 1.3%
Alabama Power Co.
5.55%, 2/01/17		150	167,875
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)		2,355	2,337,585
Ameren Corp.
8.875%, 5/15/14		1,445	1,675,097
Enersis SA
7.375%, 1/15/14		10	11,244
FirstEnergy Corp.
Series B
6.45%, 11/15/11		241	254,555
Series C
7.375%, 11/15/31		1,668	1,758,728

	Principal Amount (000)		U.S. $ Value
Nisource Finance Corp.
6.80%, 1/15/19	U.S.$	2,720	$3,028,108
7.875%, 11/15/10		770	786,918
Pacific Gas & Electric Co.
6.05%, 3/01/34		5	5,579
Progress Energy, Inc.
7.10%, 3/01/11		489	508,447
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)		1,180	1,249,860
Teco Finance, Inc.
4.00%, 3/15/16		595	604,213
5.15%, 3/15/20		730	760,888
Union Electric Co.
6.70%, 2/01/19		260	302,238
Wisconsin Energy Corp.
6.25%, 5/15/67		1,279	1,157,495

			14,608,830

Natural Gas - 1.0%
DCP Midstream LLC
5.35%, 3/15/20 (a)		609	622,678
6.875%, 2/01/11		239	246,242
7.875%, 8/16/10		435	438,189
Energy Transfer Partners LP
6.125%, 2/15/17		15	15,597
6.625%, 10/15/36		5	4,799
6.70%, 7/01/18		1,645	1,768,987
7.50%, 7/01/38		1,820	1,860,930
EQT Corp.
8.125%, 6/01/19		1,353	1,591,604
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,725	2,428,656
Williams Partners LP
5.25%, 3/15/20 (a)		1,838	1,879,478

			10,857,160

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18		1,735	1,913,334

			27,379,324

Non Corporate Sectors - 1.1%
Agencies - Not Government Guaranteed - 1.1%
Gaz Capital SA for Gazprom
6.212%, 11/22/16 (a)		4,975	5,024,750
Petrobras International Finance Co.
5.75%, 1/20/20		4,080	4,108,756
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)		2,705	3,117,512

			12,251,018

Total Corporates - Investment Grades
(cost $327,851,460)			351,895,557

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 21.9%
United States - 21.9%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	28,188	$31,138,945
U.S. Treasury Notes
0.75%, 5/31/12		16,860	16,908,725
2.125%, 5/31/15		9,355	9,515,812
2.25%, 1/31/15		32,943	33,764,313
2.375%, 8/31/14		36,830	38,075,885
2.50%, 3/31/15		36,660	37,988,925
3.375%, 11/15/19		57,840	59,905,062
3.625%, 2/15/20		11,880	12,551,957

Total Governments - Treasuries
(cost $230,514,719)			239,849,624

MORTGAGE PASS-THRU’S - 15.9%
Agency Fixed Rate 30-Year - 14.9%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35-12/01/35		6,584	6,878,272
5.50%, 1/01/35		56	60,087
Series 2007
4.50%, 1/01/37		29	30,583
5.50%, 7/01/35		2,728	2,945,488
Series 2008
5.50%, 4/01/38		20	21,486
Federal National Mortgage Association
5.50%, TBA		20,550	21,988,500
6.00%, TBA		14,830	16,083,595
Series 2003
5.00%, 11/01/33		5,883	6,256,569
5.50%, 4/01/33-7/01/33		10,466	11,287,519
Series 2004
5.50%, 4/01/34-11/01/34		8,719	9,394,788
6.00%, 9/01/34		529	580,090
Series 2005
4.50%, 5/01/35-9/01/35		12,915	13,504,286
5.50%, 2/01/35		8,882	9,576,732
6.00%, 4/01/35		4,525	4,963,870
Series 2006
5.00%, 2/01/36		16,352	17,356,791
5.50%, 4/01/36		1,725	1,856,150
6.00%, 11/01/36		30	32,875
6.50%, 1/01/36		64	71,707
Series 2007
4.50%, 9/01/35-3/01/36		8,231	8,630,240
5.00%, 11/01/35-7/01/36		38	39,611
5.50%, 5/01/36		112	120,115
Series 2008
5.50%, 12/01/35-3/01/37		11,931	12,838,200
6.00%, 3/01/37		16,982	18,514,307
6.50%, 12/01/28		19	21,471

			163,053,332

Agency ARMs - 1.0%
Federal Home Loan Mortgage Corp.
Series 2005

	Principal Amount (000)		U.S. $ Value
2.745%, 5/01/35 (b)	U.S.$	1,622	$1,702,107
Series 2006
5.598%, 12/01/36 (b)		60	63,417
Series 2008
5.575%, 11/01/37 (d)		1,284	1,361,853
Federal National Mortgage Association
Series 2003
4.803%, 12/01/33 (d)		1,440	1,514,278
Series 2006
5.415%, 2/01/36 (d)		1,510	1,590,941
6.08%, 3/01/36 (d)		1,114	1,154,009
Series 2007
4.656%, 3/01/34 (d)		1,428	1,493,207
5.721%, 3/01/37 (d)		13	13,177
5.886%, 2/01/37 (b)		10	10,410
Series 2009
3.778%, 5/01/38 (b)		1,845	1,927,250

			10,830,649

Total Mortgage Pass-Thru’s
(cost $163,561,994)			173,883,981

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5%
Non-Agency Fixed Rate CMBS - 9.4%
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class A4
5.35%, 9/10/47		250	267,679
Series 2006-5, Class A4
5.414%, 9/10/47		5,570	5,828,578
Series 2007-1, Class A4
5.451%, 1/15/49		25	25,313
Series 2007-5, Class A4
5.492%, 2/10/51		30	30,355
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.907%, 9/11/38		1,420	1,523,657
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.546%, 4/15/40		50	53,163
Commercial Mortgage Pass Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44		1,725	1,812,397
Series 2006-C8, Class A4
5.306%, 12/10/46		3,895	3,799,516
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37		1,220	1,260,514
Series 2005-C1, Class A4
5.014%, 2/15/38		4,425	4,611,474
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.019%, 6/15/38		5,275	5,578,006
Series 2006-C4, Class A3
5.467%, 9/15/39		220	216,210
Series 2006-C5, Class A3
5.311%, 12/15/39		3,080	3,047,700

	Principal Amount (000)		U.S. $ Value
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.736%, 12/10/49	U.S.$	40	$39,343
Series 2007-GG9, Class A4
5.444%, 3/10/39		3,355	3,361,126
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP1, Class A4
5.038%, 3/15/46		19	19,731
Series 2006-CB14, Class A4
5.481%, 12/12/44		1,460	1,545,030
Series 2006-CB15, Class A4
5.814%, 6/12/43		5,005	5,193,485
Series 2006-CB16, Class A4
5.552%, 5/12/45		3,890	4,077,868
Series 2006-CB17, Class A4
5.429%, 12/12/43		5,855	6,028,276
Series 2007-C1, Class A4
5.716%, 2/15/51		40	39,403
Series 2007-LD11, Class A4
5.983%, 6/15/49		4,905	4,798,893
Series 2007-LDPX, Class A3
5.42%, 1/15/49		5,500	5,374,961
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32		25	26,005
Series 2004-C4, Class A4
5.437%, 6/15/29		25	26,442
Series 2005-C1, Class A4
4.742%, 2/15/30		35	36,590
Series 2006-C1, Class A4
5.156%, 2/15/31		25	26,006
Series 2006-C3, Class A4
5.661%, 3/15/39		645	666,834
Series 2006-C4, Class A4
6.08%, 6/15/38		125	134,235
Series 2006-C6, Class A4
5.372%, 9/15/39		4,655	4,814,020
Series 2006-C7, Class A3
5.347%, 11/15/38		3,915	4,039,705
Series 2007-C1, Class A4
5.424%, 2/15/40		25	24,889
Series 2008-C1, Class A2
6.324%, 4/15/41		3,290	3,491,292
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.104%, 6/12/46		2,180	2,319,281
Series 2006-3, Class A4
5.414%, 7/12/46		25	25,703
Series 2007-9, Class A4
5.70%, 9/12/49		30	29,871
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44		5,240	4,872,852
Series 2007-IQ13, Class A4
5.364%, 3/15/44		2,775	2,731,603
Series 2007-T27, Class A4
5.802%, 6/11/42		6,210	6,505,527

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	U.S.$	5,315	$5,572,762
Series 2007-C31, Class A4
5.509%, 4/15/47		5,345	5,007,168
Series 2007-C32, Class A3
5.929%, 6/15/49		4,140	3,978,984

			102,862,447

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.791%, 3/06/20 (a)(b)		1,180	1,036,312

Total Commercial Mortgage-Backed Securities (cost $99,551,888)			103,898,759

CORPORATES - NON-INVESTMENT GRADES - 4.7%
Industrial - 3.0%
Basic - 0.5%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		730	569,400
Lyondell Chemical Co.
11.00%, 5/01/18		134	143,361
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)		1,035	1,110,037
Stora Enso Oyj
7.375%, 5/15/11		80	83,400
United States Steel Corp.
6.05%, 6/01/17		2,875	2,731,250
Westvaco Corp.
8.20%, 1/15/30		435	458,996

			5,096,444

Capital Goods - 0.7%
Case New Holland, Inc.
7.125%, 3/01/14		510	527,850
7.875%, 12/01/17 (a)		843	849,323
Masco Corp.
6.125%, 10/03/16		3,230	3,125,196
Mohawk Industries, Inc.
6.875%, 1/15/16		2,945	2,996,537
Textron Financial Corp.
5.40%, 4/28/13		380	395,138

			7,894,044

Communications - Media - 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18 (a)		369	370,845
8.125%, 4/30/20 (a)		122	124,745
Clear Channel Communications, Inc.
5.50%, 9/15/14		1,640	902,000
Interpublic Group of Cos., Inc. (The)
6.25%, 11/15/14		990	994,950
Univision Communications, Inc.
12.00%, 7/01/14 (a)		209	224,153

			2,616,693

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.2%
Cricket Communications, Inc.
7.75%, 5/15/16	U.S.$	455	$464,100
Qwest Communications International, Inc.
7.50%, 2/15/14		425	426,063
Series B
7.50%, 2/15/14		250	250,625
Windstream Corp.
7.875%, 11/01/17		760	741,950

			1,882,738

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co. LLC
7.00%, 10/01/13		45	45,885
Goodyear Tire & Rubber Co. (The)
9.00%, 7/01/15		1,005	1,032,637

			1,078,522

Consumer Cyclical - Other - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12		2,621	2,817,575
William Lyon Homes, Inc.
10.75%, 4/01/13		100	85,000

			2,902,575

Consumer Cyclical - Retailers - 0.2%
JC Penney Co., Inc.
5.65%, 6/01/20		2,225	2,174,937
Limited Brands, Inc.
6.90%, 7/15/17		409	410,023

			2,584,960

Consumer Non-Cyclical - 0.5%
Bausch & Lomb, Inc.
9.875%, 11/01/15		915	940,162
HCA, Inc.
8.50%, 4/15/19		1,265	1,340,900
IASIS Healthcare LLC / IASIS Capital Corp.
8.75%, 6/15/14		55	54,725
Mylan, Inc.
7.625%, 7/15/17(a)		160	163,200
7.875%, 7/15/20(a)		950	969,000
Stater Brothers Holdings
8.125%, 6/15/12		65	65,000
Tyson Foods, Inc.
7.85%, 4/01/16		15	16,313
8.25%, 10/01/11		75	81,000
Universal Health Services, Inc.
7.125%, 6/30/16		1,875	1,902,641

			5,532,941

Energy - 0.1%
Pride International, Inc.
7.375%, 7/15/14		5	4,981

	Principal Amount (000)		U.S. $ Value
Tesoro Corp.
6.50%, 6/01/17	U.S.$	1,160	$1,061,400

			1,066,381

Services - 0.0%
Service Corp. International/US
6.75%, 4/01/16		5	4,963

Technology - 0.1%
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)		1,076	1,062,550

Transportation - Airlines - 0.1%
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		1,113	1,018,206

Transportation - Railroads - 0.0%
Trinity Industries, Inc.
6.50%, 3/15/14		5	5,038

			32,746,055

Financial Institutions - 1.2%
Banking - 0.8%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	625	481,497
BankAmerica Capital II
Series 2
8.00%, 12/15/26	U.S.$	1,298	1,259,060
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (e)	EUR	300	190,765
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	3,655	2,832,625
RBS Capital Trust III
5.512%, 9/30/14		2,085	1,032,075
Regions Financial Corp.
6.375%, 5/15/12		1,225	1,209,336
Union Planters Corp.
7.75%, 3/01/11		1,900	1,926,332

			8,931,690

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (e)		1,108	218,830
7.875%, 11/01/09 (e)		2,323	458,792
Series G
4.80%, 3/13/14 (e)		698	137,855

			815,477

Finance - 0.0%
International Lease Finance Corp.
5.125%, 11/01/10		100	99,125
5.65%, 6/01/14		333	295,538

			394,663

	Principal Amount (000)		U.S. $ Value
Insurance - 0.3%
ING Capital Funding TR III
8.439%, 12/31/10	U.S.$	1,570	$1,365,900
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		1,240	1,016,800
XL Capital Ltd. Series E
6.50%, 4/15/17		1,445	997,050

			3,379,750

			13,521,580

Utility - 0.5%
Electric - 0.5%
AES Corp. (The)
7.75%, 3/01/14-10/15/15		1,020	1,035,850
CMS Energy Corp.
8.75%, 6/15/19		955	1,054,405
Dynegy Holdings, Inc.
8.375%, 5/01/16		1,175	929,719
Edison Mission Energy
7.00%, 5/15/17		865	553,600
NRG Energy, Inc.
7.25%, 2/01/14		1,085	1,099,918
7.375%, 2/01/16		635	631,825
RRI Energy, Inc.
7.625%, 6/15/14		575	566,375

			5,871,692

Total Corporates-Non-Investment Grades (cost $55,249,398)			52,139,327

CMOs - 2.7%
Agency Floating Rate - 2.1%
Fannie Mae REMICs
Series 2004-92, Class FD
0.697%, 5/25/34 (b)		3,410	3,404,552
Series 2005-21, Class FM
0.697%, 3/25/35 (b)		4,177	4,169,149
Series 2005-72, Class AF
0.647%, 8/25/35 (b)		3,018	3,005,078
Series 2005-99, Class AF
0.697%, 12/25/35 (b)		2,992	2,982,344
Series 2006-42, Class JF
0.857%, 6/25/36 (b)		2,547	2,552,469
Freddie Mac REMICs
Series 2920, Class F
0.65%, 1/15/35 (b)		3,117	3,108,952
Series 3001, Class HN
0.65%, 5/15/35 (b)		3,212	3,198,799

			22,421,343

Non-Agency Fixed Rate - 0.4%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
5.638%, 5/25/36		65	30,903
Series 2007-1, Class 21A1
5.453%, 1/25/47		191	114,688

	Principal Amount (000)		U.S. $ Value
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.135%, 5/25/35	U.S.$	2,027	$1,770,973
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.413%, 6/25/46		4,090	1,747,206
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.724%, 5/25/36		1,379	838,028
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.048%, 7/25/36		89	54,868
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36		234	210,300
Series 2005-A9, Class 2A1A
5.108%, 12/25/35		5	4,871
Residential Funding Mortgage Securities I
Series 2005-SA3, Class 3A
5.247%, 8/25/35		74	67,410

			4,839,247

Non-Agency Floating Rate - 0.2%
Banc of America Funding Corp.
Series 2007-B, Class A1
0.558%, 4/20/47 (b)		92	52,231
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.413%, 12/25/35 (b)		848	467,782
Series 2006-OA14, Class 3A1
1.271%, 11/25/46 (b)		2,570	1,104,760
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.667%, 10/25/28 (b)		8	7,326
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.548%, 7/20/36 (b)		41	33,755
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.678%, 10/19/34 (b)		848	705,667
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1
0.947%, 10/25/45 (b)		57	2,537
Series 2005-AR13, Class B2
0.977%, 10/25/45 (b)		57	1,808
Series 2007-OA1, Class A1A
1.121%, 2/25/47 (b)		78	43,517
Series 2007-OA3, Class B1
0.797%, 4/25/47 (b)(f)		25	72

			2,419,455

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.633%, 5/28/35	U.S.$	323	$303,832

Non-Agency ARMs - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (b)		142	94,387

Total CMOs (cost $35,356,246)			30,078,264

BANK LOANS - 1.5%
Industrial - 1.3%
Basic - 0.1%
Hexion Specialty Chemicals, Inc.
4.31%, 5/05/15 (b)		290	262,158
Ineos US Finance LLC
7.50%, 12/16/13 (b)		87	82,927
8.00%, 12/16/14 (b)		99	94,801
John Maneely Co.
3.55%, 12/09/13 (b)		339	318,763
Univar Inc.
3.35%, 10/10/14 (b)		211	198,073

			956,722

Capital Goods - 0.1%
Hawker Beechcraft Acquisition Company LLC
2.35%-2.53%, 3/26/14 (b)		141	113,338
2.53%, 3/26/14 (b)		8	6,758
Manitowoc Co. Inc., (The)
7.50%, 11/06/14 (b)		243	241,759
Sequa Corp.
3.79%, 12/03/14 (b)		278	250,913
Tegrant Corp. (SCA Packaging)
6.04%, 3/08/15 (b)		300	202,500

			815,268

Communications - Media - 0.1%
Clear Channel Communications, Inc.
4.00%, 1/29/16 (b)		212	161,243
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (b)		337	288,356
Univision Communications Inc.
2.60%, 9/29/14 (b)		621	517,117

			966,716

Communications - Telecommunications - 0.0%
Sorenson Communications, Inc.
6.00%, 8/16/13 (b)		351	310,642

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
3.31%-3.35%, 12/15/13 (b)	U.S.$	457	$431,713

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Company, Inc.
3.32%-3.53%, 1/28/15 (b)		414	343,316
Las Vegas Sands, LLC
2.10%, 5/23/14 (b)		517	456,720
On Assignment, Inc.
6.75%, 1/31/13 (b)		403	394,936
VML US Finance LLC (aka Venetian Macau)
5.04%, 5/27/13 (b)		207	201,255

			1,396,227

Consumer Cyclical - Retailers - 0.1%
Michaels Stores, Inc.
4.88%-5.06%, 7/31/16 (b)		135	128,249
Neiman Marcus Group Inc., (The)
2.35%-2.54%, 4/06/13 (b)		492	459,473

			587,722

Consumer Non-Cyclical - 0.1%
Fenwal, Inc.
2.79%, 2/28/14 (b)		818	704,193

Energy - 0.1%
Ashmore Energy International
3.29%, 3/30/12 (b)		90	83,165
3.53%, 3/30/14 (b)		361	335,169
Dalbo, Inc.
7.00%, 8/27/12 (b)		329	278,156
Infrastrux Group, Inc.
9.00%, 11/03/12 (b)(g)		751	746,392

			1,442,882

Other Industrial - 0.1%
Education Management LLC
2.31%, 6/03/13 (b)		465	425,055
Swift Transportation Co., Inc.
8.25%, 5/12/14 (b)		332	306,355

			731,410

Services - 0.3%
Aveta, Inc.
8.00%, 4/14/15 (b)		246	238,566
Collins & Aikman Floorcoverings, Inc.
(Tandus)
2.80%-2.85%, 5/08/14 (b)		444	391,053
Koosharem LLC
10.25%, 6/30/14 (b)		500	387,023
Sabre Inc.
2.34%-2.35%, 9/30/14 (b)		495	439,660

	Principal Amount (000)		U.S. $ Value
Travelport LLC (F/K/A Travelport Inc.)
2.85%, 8/23/13 (b)	U.S.$	333	$311,143
3.03%, 8/23/13 (b)		67	62,431
West Corp.
2.68%-2.81%, 10/24/13 (b)		953	885,062

			2,714,938

Technology - 0.2%
Avaya, Inc.
3.26%, 10/24/14 (b)		123	104,919
CITGO Petroleum
6/24/17 (h)		125	124,245
Dresser, Inc.
2.70%, 5/04/14 (b)		481	440,153
First Data Corp.
3.10%, 9/24/14 (b)		241	202,959
IPC Systems, Inc.
2.60%-2.78%, 6/02/14 (b)		682	588,021
5.78%, 6/01/15 (b)		750	611,250
Sitel, LLC (ClientLogic)
5.79%, 1/30/14 (b)		413	407,128
SunGard Data Systems Inc (Solar Capital Corp.)
2.10%, 2/28/14 (b)		17	15,642

			2,494,317

Transportation - Airlines - 0.0%
Delta Air Lines, Inc.
3.55%, 4/30/14 (b)		494	439,753

Transportation - Services - 0.0%
Oshkosh Truck Corporation
6.54%, 12/06/13 (b)		78	78,025

			14,070,528

Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
5.06%, 5/01/14 (b)		800	714,000
GBGH, LLC (US Energy)
4.00%, 6/09/13 (b)(f)(i)		308	156,299
12.00%, 6/09/14 (b)(f)(g)(i)		105	0
Texas Competitive Electric Holdings
Company, LLC (TXU)
3.85%-4.03%, 10/10/14 (b)		490	361,687
3.85%-4.03%, 10/10/14 (b)		486	356,961
3.85%-4.07%, 10/10/14 (b)		389	287,179

			1,876,126

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
13.00%, 1/20/12 (b)	U.S.$	473	$488,594
Delos Aircraft Inc.
7.00%, 3/17/16 (b)		114	112,304
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (b)		156	153,711

			754,609

Total Bank Loans (cost $17,980,118)			16,701,263

GOVERNMENTS - SOVEREIGN BONDS - 1.5%
Brazil - 0.4%
Republic of Brazil
8.25%, 1/20/34		3,045	4,019,400
Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)		2,700	2,826,490
Lithuania - 0.2%
Republic of Lithuania
6.75%, 1/15/15 (a)		2,580	2,703,917
Peru - 0.4%
Republic of Peru
8.75%, 11/21/33		3,187	4,326,353
Poland - 0.0%
Poland Government International Bond
6.375%, 7/15/19		390	423,150
Russia - 0.2%
Russian Federation
7.50%, 3/31/30 (a)		1,732	1,952,889
Total Governments - Sovereign Bonds
(cost $14,686,149)			16,252,199
ASSET-BACKED SECURITIES - 1.5%
Home Equity Loans - Floating Rate - 0.9%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.617%, 5/25/37 (b)(f)		65	2,938
Countrywide Asset-Backed Certificates
Series 2002-4, Class A1
1.087%, 2/25/33 (b)		4	2,910
Home Equity Asset Trust
Series 2007-2, Class M1
0.777%, 7/25/37 (b)(f)		654	6,434
Series 2007-3, Class M1
0.697%, 8/25/37 (b)(f)		4,590	188,172
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.608%, 1/20/35 (b)		693	587,736

	Principal Amount (000)		U.S. $ Value
Series 2006-1, Class M1
0.628%, 1/20/36 (b)	U.S.$	61	$49,733
Series 2007-1, Class M1
0.728%, 3/20/36 (b)		135	59,827
Series 2007-2, Class M1
0.658%, 7/20/36 (b)		40	13,055
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class M2
0.737%, 1/25/36 (b)		1,515	512,525
Series 2007-WF1, Class 2A2
0.477%, 5/25/37 (b)		7,980	6,178,531
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.457%, 11/25/36 (b)		114	80,903
Mastr Asset Backed Securities Trust
Series 2006-NC2, Class A3
0.457%, 8/25/36 (b)		193	94,155
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.477%, 4/25/37 (b)		2,585	1,829,011
Novastar Home Equity Loan
Series 2007-2, Class M1
0.647%, 9/25/37 (b)		25	706
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.577%, 2/25/37 (b) (f)		1,200	11,801
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.477%, 7/25/37 (b)		110	59,047
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.647%, 4/25/34 (b)		64	46,899

			9,724,383

Credit Cards - Floating Rate - 0.4%
Discover Card Master Trust
Series 2009-A1, Class A1
1.65%, 12/15/14 (b)		1,310	1,331,910
Series 2009-A2, Class A
1.65%, 2/17/15 (b)		1,165	1,185,896
Series 2010-A1, Class A1
1.00%, 9/15/15 (b)		1,218	1,224,526
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.41%, 6/15/15 (b)		1,080	1,071,036

			4,813,368

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.468%, 12/25/32		454	331,778
Bayview Financial Acquisition Trust
Series 2005-D, Class AF2
5.402%, 12/28/35		54	53,097

	Principal Amount (000)		U.S. $ Value
Citifinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT 3.36%, 1/25/33	U.S.$	439	$377,998
Countrywide Asset-Backed Certificates Series 2007-S1, Class A3 5.81%, 11/25/36		103	47,269
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33		45	38,356
Series 2005-CB4, Class AF2
4.751%, 8/25/35		66	65,720

			914,218

Other ABS - Fixed Rate - 0.1%
Dunkin Securitization Series 2006-1, Class A2 5.779%, 6/20/31 (a)		700	676,375

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd. Series 2007-1A, Class C 1.447%, 2/25/47 (b)(j)		1,410	7,050

Total Asset-Backed Securities (cost $27,927,673)			16,135,394

AGENCIES - 1.0% Agency Debentures - 1.0%
Citigroup Funding, Inc. - FDIC Insured 0.267%, 5/05/11 (b)		50	50,018
Federal National Mortgage Association 6.25%, 5/15/29		8,500	10,517,067
6.625%, 11/15/30		665	864,804

Total Agencies (cost $10,808,896)			11,431,889

INFLATION-LINKED SECURITIES - 1.0% United States - 1.0%
U.S. Treasury Inflation Index 3.00%, 7/15/12 (TIPS) (cost $10,834,054)		10,433	11,098,967

QUASI-SOVEREIGNS - 0.8% Quasi-Sovereign Bonds - 0.8% Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV 7.00%, 5/05/20 (a)		1,561	1,566,932

Malaysia - 0.3%
Petronas Capital Ltd. 5.25%, 8/12/19 (a)		2,785	2,928,177

	Principal Amount (000)		U.S. $ Value
Russia - 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)	U.S.$	4,579	$4,888,082

Total Quasi-Sovereigns (cost $8,894,062)			9,383,191

GOVERNMENTS - SOVEREIGN AGENCIES - 0.8%
Germany - 0.0%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		5	5,663

United Kingdom - 0.8%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (a)		8,302	8,317,716

Total Governments - Sovereign Agencies
(cost $8,303,127)			8,323,379

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
State of California
7.625%, 3/01/40
(cost $2,696,148)		2,640	2,852,441

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII
8.50%		42,000	1,050,000

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		39,550	13,447
Federal National Mortgage Association
8.25%		59,175	20,120

			33,567

Total Preferred Stocks (cost $3,518,125)			1,083,567

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19
(cost $856,127)		859	972,818

SUPRANATIONALS - 0.0%
European Investment Bank
5.125%, 5/30/17
(cost $16,250)		15	16,941

Company	Shares	U.S. $ Value
WARRANTS - 0.0%
GBGH, LLC, expiring 6/09/19 (f)(k) (cost $0)	556	$0

SHORT-TERM INVESTMENTS - 4.5%
Investment Companies - 4.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (l) (cost $48,881,350)	48,881,350	48,881,350

Total Investments - 99.9% (cost $1,067,487,784) (m)		1,094,878,911
Other assets less liabilities - 0.1% (n)		1,475,097

Net Assets - 100.0%		$1,096,354,008

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr Futures	227	September 2010	$26,564,243	$26,865,805	$301,562

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Sale Contract
Euro settling 8/25/10	659	$810,530	$806,584	$3,946

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate market value of these securities amounted to $83,468,909 or 7.6% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2010.
(d)	Variable rate coupon, rate shown as of June 30, 2010.
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.
(g)	Pay-In-Kind Payments (PIK).
(h)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2010, the market value and unrealized gain of these unsettled loan purchases amounted to $124,245 and $1,745, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(i)	Fair valued.
(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of June 30, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Petra CRE CDO Ltd.
Series 2007-1A,
Class C 1.447%, 2/25/47	5/25/07	$1,377,903	$7,050	0.00%

(k)	Non-income producing security.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(m)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,279,410 and gross unrealized depreciation of investments was $(30,888,283), resulting in net unrealized appreciation of $27,391,127.
(n)	An amount of U.S. $181,600 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2010.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2010, the fund’s total exposure to subprime investments was 1.64% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations

EUR	-	Euro

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$350,601,647	$1,293,910	$351,895,557
Governments - Treasuries	—	239,849,624	—	239,849,624
Mortgage Pass-Thru’s	—	173,883,981	—	173,883,981
Commercial Mortgage-Backed Securities	—	86,355,657	17,543,102	103,898,759
Corporates - Non-Investment Grades	—	51,121,121	1,018,206	52,139,327
CMOs	—	22,725,175	7,353,089	30,078,264
Bank Loans	—	—	16,701,263	16,701,263
Governments - Sovereign Bonds	—	16,252,199	—	16,252,199
Asset-Backed Securities	—	4,813,368	11,322,026	16,135,394
Agencies	—	11,431,889	—	11,431,889
Inflation-Linked Securities	—	11,098,967	—	11,098,967
Quasi-Sovereigns	—	9,383,191	—	9,383,191
Governments - Sovereign Agencies	—	8,323,379	—	8,323,379
Local Governments - Municipal Bonds	—	2,852,441	—	2,852,441
Preferred Stocks	1,083,567	—	—	1,083,567
Emerging Markets - Corporate Bonds	—	972,818	—	972,818
Supranationals	—	16,941	—	16,941
Warrants	—	—	—	—
Short-Term Investments	48,881,350	—	—	48,881,350

Total Investments in Securities	49,964,917	989,682,398	55,231,596	1,094,878,911
Other Financial Instruments* :
Assets	301,562	3,946	—	305,508
Liabilities	—	—	—	—

Total	$50,266,479	$989,686,344	$55,231,596	$1,095,184,419

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage- Backed Securities	Corporates - Non- Investment Grades
Balance as of 9/30/09	$12,480,303	$4,345,293	$3,320,641
Accrued discounts /premiums	416	47,046	1,006
Realized gain (loss)	—	—	594
Change in unrealized appreciation/depreciation	16,154	1,896,847	42,234
Net purchases (sales)	(972,630)	6,905,203	(1,300,919)
Net transfers in and/or out of Level 3	(10,230,333)	4,348,713	(1,045,350)

Balance as of 6/30/10	$1,293,910	$17,543,102	$1,018,206

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/10	$21,418	$1,896,847	$85,479

	CMOs	Bank Loans	Governments - Sovereign Bonds
Balance as of 9/30/09	$8,009,924	$26,949,401	$12,778,909
Accrued discounts /premiums	3,980	213,121	—
Realized gain (loss)	30,546	(1,418,386)	—
Change in unrealized appreciation/depreciation	1,016,040	2,745,284	—
Net purchases (sales)	(1,707,401)	(11,788,157)	—
Net transfers in and/or out of Level 3	—	—	(12,778,909)

Balance as of 6/30/10	$7,353,089	$16,701,263	$—

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/10	$871,475	$733,918	$—

	Asset- Backed Securities	Quasi- Sovereigns	Warrants*
Balance as of 9/30/09	$10,794,042	$8,266,850	$—
Accrued discounts /premiums	5,285	3,786	—
Realized gain (loss)	50,711	226,010	—
Change in unrealized appreciation/depreciation	5,690,546	(60,740)	—
Net purchases (sales)	(5,218,558)	(2,881,056)	—
Net transfers in and/or out of Level 3	—	(5,554,850)	—

Balance as of 6/30/10	$11,322,026	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/10	$5,684,697	$—	$—

Total
Balance as of 9/30/09	$86,945,363
Accrued discounts /premiums	274,640
Realized gain (loss)	(1,110,525)
Change in unrealized appreciation/depreciation	11,346,365
Net purchases (sales)	(16,963,518)
Net transfers in and/or out of Level 3	(25,260,729)

Balance as of 6/30/10	$55,231,596

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/10	$9,293,834

*	The Portfolio held a security with zero market value at period end.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2010